STOCKHOLDERS' DEFICIT (Tables)	12 Months Ended
Dec. 31, 2021
STOCKHOLDERS' DEFICIT
Schedule shares reserve for potential future issuances

	December 31,
	2021	2020
Shares underlying outstanding equity awards	29,906,466	26,960,954
Shares available for future equity awards	1,916,140	3,871,654
Total	31,822,606	30,832,608